Stockholders' Deficit - Summary of Common Stock Reserved for Future Issuance (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Series D Preferred Stock
Class Of Stock [Line Items]
Shares issuable upon conversion, percentage of discount to the issuance price	50.00%	50.00%